Submission	Apr. 10, 2026
Submission [Line Items]
Central Index Key	0000763907
Registrant Name	FIRST UNITED CORP/MD/
Registration File Number	333-180514
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES